Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 1,444,305	¥ 1,408,891	[1]	¥ 1,377,988
Safety fund reserve	(1,505)	(1,318)		608
Currency translation differences	(10,802)	8,357		(2,667)	[1]
Transaction with non-controlling interests	825	6,767		2,300
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	(441)	417		220	[1]
Ending balance	1,366,621	1,444,305		1,408,891	[1]
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	133,308	133,308
Ending balance	133,308	133,308		133,308
Statutory common reserve fund [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	197,282	194,245
Transfer from retained earnings	6,275	3,037
Ending balance	203,557	197,282		194,245
Special reserve-safety fund reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	12,443	13,831
Safety fund reserve	(1,633)	(1,388)
Ending balance	10,810	12,443		13,831
Currency translation differences [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(28,939)	(33,067)
Currency translation differences	(3,909)	4,128
Ending balance	(32,848)	(28,939)		(33,067)
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(10,083)	(8,718)
Transaction with non-controlling interests		(2,007)
Fair value changes in equity investments measured at fair value through other comprehensive income	(22)	96
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	(441)	417
Other	(99)	129
Ending balance	(10,645)	(10,083)		(8,718)
Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	304,011	299,599	[1]	298,578
Transfer from retained earnings	6,275	3,037		5,476
Safety fund reserve	(1,633)	(1,388)		465
Transaction with non-controlling interests	2	120
Ending balance	¥ 304,182	¥ 304,011		¥ 299,599	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).